Litigation	6 Months Ended
Jun. 30, 2015
Litigation
29 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 38 – Litigation in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2014 and updated in subsequent quarterly reports (including those discussed below). Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed in Note 38 referenced above and updated in quarterly reports (including below) for which the Group believes an estimate is possible is zero to CHF 1.8 billion.
In 2Q15, the Group recorded net litigation provisions of CHF 124 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Mortgage-related matters
The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.
Individual investor actions
On May 27, 2015, the US District Court for the District of Kansas issued an order vacating its prior partial dismissal of the action brought against Credit Suisse Securities (USA) LLC (CSS LLC) and its affiliates by the National Credit Union Administration Board, as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union, increasing the RMBS at issue for CSS LLC and its affiliates from approximately USD 311 million to USD 715 million. On June 22, 2015, Tennessee Consolidated Retirement System filed an amended complaint against CSS LLC and other financial institutions in Tennessee state court relating to approximately USD 24 million of RMBS at issue against CSS LLC (approximately 4% of the USD 644 million at issue against all defendants in the operative pleading).
Monoline insurer disputes
On May 28, 2015, the Supreme Court of New York, Appellate Division, First Department, issued an order affirming the dismissal of the complaint against CSS LLC filed by CIFG Assurance North American, Inc.
Bank Loan Litigation
In the Texas state court case brought by an entity related to Highland Capital Management LP, the judge held a bench trial on the remaining claims in May and June 2015. A verdict has not yet been issued.
Rates-related matters
In one of the two US dollar LIBOR matters not consolidated in the multi-district litigation, on June 1, 2015, plaintiff filed a motion for leave to file a second amended complaint in the US District Court for the Southern District of New York (SDNY); defendants’ opposition brief was filed on July 15, 2015. On June 19, 2015, plaintiffs in the Swiss franc LIBOR litigation filed an amended complaint. Regarding the civil class action lawsuits in the SDNY relating to the alleged manipulation of foreign exchange rates, the foreign-based investor who appealed the dismissal of its case has withdrawn that appeal. Besides the civil class action complaints alleging that Credit Suisse Group AG and certain of its affiliates, as well as other financial institutions, manipulated prices for foreign exchange futures and options on foreign exchange futures filed in 1Q15, additional plaintiffs have recently filed similar civil class action complaints and other plaintiffs have filed an action alleging violations of the US Employee Retirement Income Security Act of 1974 based on the same alleged conduct.
ATA litigation
On May 29, 2015, Credit Suisse AG and all other defendants filed motions to dismiss plaintiffs’ amended complaint alleging claims under the United States Anti-Terrorism Act in the US District Court for the Eastern District of New York.